Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Tax rate		24.00%	25.00%	26.50%	26.50%
Corporate tax on cash dividends distributed from exempted profits		25.00%
Withholding tax deduction from cash dividends distributed from benefited profits		20.00%	20.00%	20.00%
Non-Israeli subsidiaries' undistributed earnings for which Company has not provided for Israeli income and foreign withholding taxes		$ 4,043
Assumed deferred tax liability attributable to taxable temporary differences from non-Israeli subsidiaries'' undistributed earnings		445
Net operating loss carry-forwards		$ 500
Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Tax rate	21.00%
Preferred Enterprise [Member] | Rest Of Country [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2016 and thereafter		16.00%
Preferred Enterprise [Member] | Development Area A [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2017 and thereafter		7.50%
Corporate statutory tax rate on 2016		9.00%
Israel Tax Reform [Member]
Income Tax Disclosure [Line Items]
Corporate statutory tax rate on 2018 and thereafter		23.00%
Corporate statutory tax rate on 2017		24.00%
Corporate statutory tax rate on 2016		25.00%
Beneficial Enterprise [Member]
Income Tax Disclosure [Line Items]
Tax exemption		$ 50,356	$ 45,405
Assumed income tax liability		$ 12,589	$ 11,351